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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2012

                Check here if Amendment [_]; Amendment Number:
                 This Amendment (Check only one.):
                        [_] is a restatement.
                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name:    Stonehill Capital Management LLC

Address: 885 Third Avenue, 30th Floor, New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name:  Paul Malek

Title: General Counsel

Phone: 212-909-4280

Signature, Place, and Date of Signing:

/s/ Paul Malek  New York, NY   2/1/2013
    (Name)      (City, State)  (Date)

Report Type (Check only one.):
-----------------------------

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 9 Items

Form 13F Information Table Value Total: $208,107 (thousands)

List of Other Included Managers:        Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
       Column 1             Column 2    Column 3  Column 4 Column 5      Column 6 Column 7 Column 8
                                                   Market                                   Voting
                                                  Value (x  Shares/  Sh/ Invstmt   Other   Authority
    Name of Issuer       Title of Class   CUSIP    $1000)  Prn Amt.  Prn Discretn Managers   Sole
AMERICAN INTL GROUP INC     COM NEW     026874784  20,297   575,000  SH    SOLE     NONE    575,000
   DANA HOLDING CORP          COM       235825205  29,289  1,876,317 SH    SOLE     NONE   1,876,317
 DELPHI AUTOMOTIVE PLC        SHS       G27823106  53,358  1,395,000 SH    SOLE     NONE   1,395,000
DELTA AIR LINES INC DEL     COM NEW     247361702  24,477  2,062,132 SH    SOLE     NONE   2,062,132
  HEWLETT PACKARD CO          COM       428236103  9,975    700,000  SH    SOLE     NONE    700,000
       UNIFI INC            COM NEW     904677200  2,733    210,075  SH    SOLE     NONE    210,075
UNITED CONTL HLDGS INC        COM       910047109  34,187  1,462,244 SH    SOLE     NONE   1,462,244
 U S AIRWAYS GROUP INC        COM       90341W108   154     11,442   SH    SOLE     NONE    11,442
     VISTEON CORP           COM NEW     92839U206  33,637   625,000  SH    SOLE     NONE    625,000

                                                  208,107  8,917,210                       8,917,210